EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

NOTE 37 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

On February 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group S.A., has issued in the international market, pursuant to Rule 144-A and Regulation S of the securities laws of the United States of America, long-term unsecured bonds in the nominal amount of US$ 600,000,000 at an annual interest rate of 7.00%. The bonds were placed at an offer price of 99.309%. The bonds will mature on March 1, 2026, unless they have been redeemed in advance in accordance with their terms. As reported to the market, the issue and placement of the bonds was intended to finance general corporate purposes.

By of the Provisional Measure 863/2018 of December 13, 2018, issued by the President of Brazil, through which the participation of up to 100% of foreign capital in airlines of that country is authorized, in February 2019 they were completed the procedures for the exchange of shares in Holdco I S.A., through which LATAM Airlines Group SA increased its indirect participation in TAM S.A., from 48.99% to 51.04%.

On February 28, 2019, the company TAM, a subsidiary of LATAM Ailines Group SA, received an official letter from the Comissão de Valores Mobiliários (CMV), in which it communicates the acceptance to the request for registration of the public offer for the acquisition of shares of TAM subsidiary, Multiplus SA, corresponding to the non controlling interes of the company, which will give rise to the cancellation of the registration and exit of the special trading segment called "Novo Mercado", in case the transaction is successful.

On April 1, 2019, TAM S.A., an affiliate of LATAM Airlines Group S.A., announces that the tender offer process for the common shares of Multiplus S.A. ("Multiplus") that LATAM's affiliates do not currently own, expired. TAM S.A. acquired 23.49% of Multiplus' common shares, reaching 96.23% of its capital stock, and, as a result, TAM S.A. will de-list Multiplus from the B3 Novo Mercado and cancel its registration, as announced on September 5, 2018, Shareholders who did not trade their shares during the tender offer wishing to sell its free float common shares to TAM S.A. may still do it during the period of three months following the tender offer, which is, from April 02, 2019 to July 02, 2019.

Between April 1, 2019 and April 4, 2019, TAM acquired additional shares of Multiplus and reached 97.2% of its capital stock. For the 24.5% acquired the company paid ThUS$ 272,540 and it is expected to pay ThUS$ 31,163 for the remaining 2.8%.

On April 3, 2019, LATAM Airlines Brazil, announced that it has been approached by Elliott Associates L.P., Elliott International L.P., and Manchester Securities Corporation (jointly "Elliott"), the largest debt holders of Oceanair Linhas Aéreas S.A. and AVB Holding S.A. (jointly "Avianca Brasil"), and has agreed to bid for at least one independent productive unit (“IPU”) of its respective assets (including but not limited to certain contracts, operating certificates, permits, and slots), of Elliot’s restructuring proposal in upcoming auctions for a minimum amount of US$70 million. As part of the proposed restructuring, subject to compliance with certain conditions, LATAM Airlines Brazil has committed to extend to Avianca Brasil, directly and indirectly, up to US$13 million of debtor–in–possession loans to finance, in part, working capital in support of the ongoing operations, amount that will be reimbursed to LATAM Airlines Brazil if the restructuring proposal is successful. At this date it is not possible to determine the financial effects that this announcement may have on the assets, liabilities or results of the Company or the date on which the adjudication of the aforementioned productive unit could materialize, which, in any case, is subject to any and all required governmental and antitrust approvals being granted in a timely manner.

On December 31, 2018 and until the date of issuance of these financial statements, there is no knowledge of other financial or other events that significantly affect the balances or their interpretation.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2018, have been approved in an Ordinary Board Meeting on April 9, 2019.